RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Lending to	$ 433,285	$ 0	$ 0
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Due from related parties, gross	2,345,874	16,887,295
Due from other Related Party (2)	433,285	0
Allowance for credit losses (3)	(2,244,500)	(9,853,290)
Due from related parties, net	534,659	7,034,005
Due to related parties	8,793,966	14,690,574
Due to related party balances, net	9,531,450	7,656,569
Due to other Related Party (2)	1,272,143	0
Purchase of modules from	0	0	2,534,750
Receiving services	23,538	26,070	0
Rendering of service to	0	299,626	834,875
Borrowing from	0	12,827	793,269
Bond issued to (5)	1,272,143	0	0
Lending to	$ 433,285	$ 0	$ 0